Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Summary of Net Trade and Other Receivables

	2020	2019
	(in € millions)
Trade receivables	323	302
Less: allowance for expected credit losses	(4)	(5)
Trade receivables – net	319	297
Other	145	105
	464	402

Summary of Aging of Group' s Trade Receivables
The aging of the Group’s net trade receivables is as follows:

	2020	2019
	(in € millions)
Current	218	209
Overdue 1 – 30 days	62	51
Overdue 31 – 60 days	26	19
Overdue 60 – 90 days	8	10
Overdue more than 90 days	5	8
	319	297

Summary of Movements in Group' s Allowance for Expected Credit Losses
The movements in the Group’s allowance for expected credit losses are as follows:

	2020	2019
	(in € millions)
At January 1	5	8
Provision for expected credit losses	7	12
Reversal of unutilized provisions	(5)	(12)
Receivables written off	(3)	(3)
At December 31	4	5